PARENT COMPANY INFORMATION - Statement of Comprehensive Income / (Loss) of Constellium SE (parent company only) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of condensed financial information of parent company [line items]
Revenue	€ 6,152	€ 4,883	€ 5,907
Gross profit	664	490	602
Selling and administrative expenses	(258)	(237)	(276)
Employee benefit expenses	(967)	(902)	(1,038)
Income from operations	484	125	255
Financial result - net	(167)	(159)	(175)
Income / (loss) before tax	317	(34)	82
Income tax benefit	(55)	17	(18)
Net income / (loss)	262	(17)	64
Other comprehensive income / (loss)	119	(14)	(49)
Total comprehensive income / (loss)	381	(31)	15
Parent
Disclosure of condensed financial information of parent company [line items]
Revenue	23	3	3
Gross profit	23	3	3
Selling and administrative expenses	(36)	(14)	(19)
Employee benefit expenses	(4)	(3)	(3)
Loss from recurring operations	(17)	(14)	(19)
Other income	0	0	0
Other expense	0	0	(3)
Income from operations	(17)	(14)	(22)
Financial result - net	7	31	41
Income / (loss) before tax	(10)	17	19
Income tax benefit	26	15	18
Net income / (loss)	16	32	37
Other comprehensive income / (loss)	0	0	0
Total comprehensive income / (loss)	€ 16	€ 32	€ 37